Note 5: Commercial Aerospace Industry Assets and Commitments (Details) (Commercial Aerospace [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts, Notes, Loans and Financing Receivable, gross	$ 5,731,000,000	$ 3,736,000,000
Products Under Lease	644,000,000
Notes Receivable Gross	584,000,000
Notes and leases, future minimum payments receivable, current	99,000,000
Notes and leases, future minimum payments, receivable in two years	99,000,000
Notes and leases, future minimum payments, receivable in three years	68,000,000
Notes and leases, future minimum payments, receivable in four years	44,000,000
Notes and leases, future minimum payments, receivable in five years	59,000,000
Notes and Leases, Future Minimum Payments, Receivable Due Thereafter	215,000,000
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	10,900,000,000	3,000,000,000
Notes and leases, future commitments, committed	3,237,000,000
Notes and leases, future commitments, current	339,000,000
Notes and leases, future commitments, exercisable in two years	785,000,000
Notes and leases, future commitments, exercisable in three years	365,000,000
Notes and leases, future commitments, exercisable in four years	464,000,000
Notes and leases, future commitments, exercisable in five years	334,000,000
Notes and leases, future commitments, exercisable thereafter	950,000,000
Deferred Assets Long Term Aftermarket Maintenance Contract	391,000,000	235,000,000
Deferred Revenues Long Term Aftermarket Maintenance Contract	2,760,000,000	1,708,000,000
Allowance For Accounts Notes Receivable	210,000,000	169,000,000
Guarantee Obligations And Rental Commitments Current Carrying Value	67,000,000	73,000,000
Other notes and leases, future commitments, committed	7,628,000,000
Other notes and leases, future commitments, current	736,000,000
Other notes and leases, future commitments, exercisable in two years	567,000,000
Other notes and leases, future commitments, exercisable in three years	629,000,000
Other notes and leases, future commitments, exercisable in four years	676,000,000
Other notes and leases, future commitments, exercisable in five years	638,000,000
Other notes and leases, future commitments, exercisable thereafter	4,382,000,000
Notes and leases, future commitments, collaborators' share, committed	(2,027,000,000)
Notes and leases, future commitments, collaborators' share, current	(252,000,000)
Notes and leases, future commitments, collaborators' share, exercisable in two years	(287,000,000)
Notes and leases, future commitments, collaborators' share, exercisable in three years	(228,000,000)
Notes and leases, future commitments, collaborators' share, exercisable in four years	(193,000,000)
Notes and leases, future commitments, collaborators' share, exercisable in five years	(165,000,000)
Notes and leases, future commitments, collaborators' share, exercisable thereafter	(902,000,000)
Notes and leases, future commitments, committed, Total	8,838,000,000
Notes and leases, future commitments, current, Total	823,000,000
Notes and leases, future commitments, exercisable in two years, Total	1,065,000,000
Notes and leases, future commitments, exercisable in three years, Total	766,000,000
Notes and leases, future commitments, exercisable in four years, Total	947,000,000
Notes and leases, future commitments, exercisable in five years, Total	807,000,000
Notes and leases, future commitments, exercisable thereafter, Total	$ 4,430,000,000